Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Net Income (Loss) Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except per share data)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo	$(65,325)	$34,745	$108,027
Denominator:
Weighted average ordinary shares outstanding	186,878	208,163	214,745
Basic net income (loss) per share attributable to Weibo	$(0.35)	$0.17	$0.50

Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable for calculating diluted net income (loss) per share	$(65,325)	$34,745	$108,027
Denominator:
Weighted average ordinary shares outstanding	186,878	208,163	214,745
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	—	8,572	4,334
Unvested restricted share units	—	1,183	3,780
Shares used in computing diluted net income (loss) per share attributable to Weibo	186,878	217,918	222,859
Diluted net income (loss) per share attributable to Weibo	$(0.35)	$0.16	$0.48